Schedule of Investments (unaudited)
June 30, 2026
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 Western Asset Pennsylvania Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.8%
Education — 5.7%
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/36	$450,000	$439,925
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	450,000	423,953
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	559,079
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	677,697
Pennsylvania State Higher EFA Revenue, Widener University, Series A, Refunding	4.000%	7/15/46	2,300,000	1,979,219
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	400,000	380,647 (a)
Total Education				4,460,520
Health Care — 26.0%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	501,938
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	600,332
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	534,979
St. Luke’s University Health Network	4.000%	8/15/34	785,000	791,214
St. Luke’s University Health Network	4.000%	8/15/35	500,000	503,373
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/29	190,000	190,169
Diakon Lutheran Social Ministries, Series A, Unrefunded	5.000%	1/1/39	285,000	290,380
Penn State Health, Series 2019	4.000%	11/1/36	1,200,000	1,197,325
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	3,000,000	3,000,375
Penn State Health, Series 2021	5.000%	11/1/46	1,250,000	1,273,534
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,005,241
Montgomery County, PA, IDA, Retirement Communities Revenue:
Acts Retirement-Life Communities, Series A	5.250%	11/15/53	1,315,000	1,336,237
Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,000,000	1,019,654
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	250,000	255,146
University of Pittsburgh Medical Centre, Series A	4.000%	5/15/53	2,000,000	1,770,881
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems, Series A	5.000%	8/15/47	2,500,000	2,526,174
University of Pennsylvania Health Systems, Series B, Refunding	4.000%	8/15/42	1,750,000	1,737,606
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	1,910,936
Total Health Care				20,445,494
Industrial Revenue — 2.1%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,030,651
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	500,000	500,565 (b)(c)
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	$100,000	$109,177 (a)(b)(c)(d)
Total Industrial Revenue				1,640,393
Leasing — 8.2%
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	1,400,000	1,480,069 (d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	300,000	305,616 (d)
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue	5.000%	5/1/37	2,000,000	2,064,705
Philadelphia, PA, Energy Authority City Service Agreement Revenue:
Philadelphia Street Lighting Project, Series A	5.000%	11/1/42	1,000,000	1,076,673
Philadelphia Street Lighting Project, Series A	5.000%	11/1/43	700,000	751,947
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	750,000	756,673
Total Leasing				6,435,683
Local General Obligation — 5.9%
North Allegheny, PA, SD, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	993,306
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,574,436
Wilkes-Barre Area SD, PA, GO, BAM, State Aid Withholding	4.000%	4/15/49	2,250,000	2,075,709
Total Local General Obligation				4,643,451
Power — 3.2%
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,522,518
Special Tax Obligation — 3.5%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	150,000	149,835
Philadelphia, PA, IDA Revenue, Rebuild Project, Series A	5.000%	12/1/45	1,000,000	1,087,337
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	143,000	138,794
CAB, Restructured, Series A-1	0.000%	7/1/46	1,140,000	426,154
Restructured, Series A-1	4.550%	7/1/40	50,000	50,177
Restructured, Series A-1	4.750%	7/1/53	415,000	410,641
Restructured, Series A-1	5.000%	7/1/58	185,000	185,018
Restructured, Series A-2	4.329%	7/1/40	330,000	330,158
Total Special Tax Obligation				2,778,114
State General Obligation — 1.0%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,875
Restructured, Series A-1	5.625%	7/1/27	10,372	10,568
Restructured, Series A-1	5.625%	7/1/29	10,203	10,803
Restructured, Series A-1	5.750%	7/1/31	9,910	10,820
Restructured, Series A-1	4.000%	7/1/33	9,398	9,526
Restructured, Series A-1	4.000%	7/1/35	178,447	180,153
Restructured, Series A-1	4.000%	7/1/37	425,000	426,793
Restructured, Series A-1	4.000%	7/1/41	74,857	72,975
Restructured, Series A-1	4.000%	7/1/46	10,251	9,403
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2026 Quarterly Report

 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Subseries CW	0.000%	11/1/43	$36,106	$25,996 (c)
Total State General Obligation				765,912
Transportation — 22.0%
Delaware River, PA & NJ, Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.000%	7/1/42	1,250,000	1,266,239
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B	5.000%	12/1/53	5,000,000	5,238,998
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	2,000,000	2,043,461
Series B	5.000%	12/1/45	3,500,000	3,668,092
Series B, Refunding	5.250%	12/1/52	1,000,000	1,052,817
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/42	3,000,000	3,033,678 (d)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Parking System Revenue	5.000%	12/15/36	1,000,000	1,020,436
Total Transportation				17,323,721
Water & Sewer — 21.2%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AG	4.000%	12/1/42	750,000	754,553
Erie County, PA, Sewer Authority Revenue, BAM	5.000%	12/1/46	1,000,000	1,036,575
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue:
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/28	1,585,000	1,605,426
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	900,000	915,519
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/32	800,000	820,939
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	10/1/43	3,335,000	3,441,575
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	504,841 (a)
Westmoreland County, PA, Municipal Authority Revenue, CAB, Series B, AG	0.000%	8/15/30	8,830,000	7,602,366
Total Water & Sewer				16,681,794

Total Investments before Short-Term Investments (Cost — $78,652,244)				77,697,600
Short-Term Investments — 0.3%
Municipal Bonds — 0.3%
Transportation — 0.3%
Pennsylvania State Turnpike Commission Revenue, Series B, Refunding, LOC - TD Bank N.A. (Cost — $200,000)	2.650%	12/1/43	200,000	200,000 (e)(f)
Total Investments — 99.1% (Cost — $78,852,244)				77,897,600
Other Assets in Excess of Liabilities — 0.9%				737,405
Total Net Assets — 100.0%				$78,635,005

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Pennsylvania Municipals Fund
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EFA	—	Educational Facilities Authority
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
SD	—	School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Pennsylvania Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$77,697,600	—	$77,697,600
Short-Term Investments†	—	200,000	—	200,000
Total Investments	—	$77,897,600	—	$77,897,600

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Pennsylvania Municipals Fund 2026 Quarterly Report